STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 28, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		216,347
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		277,110
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		100,918
				594,375
Asset-Backed Certificates - .7%
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		500,545
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	435,000		427,189
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	385,113	[a]	386,611
Dell Equipment Finance Trust, Ser. 2021-1, Cl. A3	0.43	5/22/2026	495,000	[a]	488,684
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[a]	476,423
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	121,780		122,238
				2,401,690
Asset-Backed Certificates/Auto Receivables - .6%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	365,000		358,782
Hertz Vehicle Financing, Ser. 2021-1A, CI. A	1.21	12/26/2025	575,000	[a]	559,223
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	51,731		52,047
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	196,957	[a]	198,560
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	9,146	[a]	9,167
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	169,719	[a]	171,445
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	375,708
OSCAR US Funding XII, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	369,281
				2,094,213
Automobiles & Components - .3%
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	280,000		253,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Automobiles & Components - .3% (continued)
General Motors Financial, Sr. Unscd. Notes	2.40	4/10/2028	545,000		521,311
Stellantis Finance US, Gtd. Notes	2.69	9/15/2031	200,000	[a]	185,389
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	201,231
				1,161,098
Banks - 2.6%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		201,800
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	110,000		104,076
Bank of America, Sr. Unscd. Notes	2.57	10/20/2032	465,000		440,665
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		107,457
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		262,151
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		70,596
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		210,899
BNP Paribas, Sr. Unscd. Notes	1.68	6/30/2027	250,000	[a]	236,805
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		335,514
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		296,922
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		262,658
Cooperatieve Rabobank, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	269,613
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		249,684
HSBC Holdings, Sr. Unscd. Notes	2.80	5/24/2032	295,000		278,703
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		205,376
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		181,525
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		416,064
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		266,949
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		200,248
KfW, Govt. Gtd. Notes	2.38	12/29/2022	565,000		571,390
Lloyds Banking Group, Sr. Unscd. Notes	1.63	5/11/2027	280,000		265,782
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		316,013
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		78,600
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		324,031
NatWest Group, Sr. Unscd. Notes	1.64	6/14/2027	200,000		190,110
NatWest Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		258,599
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		232,628
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	610,000		633,751
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		268,355
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000	[b]	207,461

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Banks - 2.6% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000		432,369
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		341,826
				8,718,620
Beverage Products - .3%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	460,000		490,426
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		203,725
Keurig Dr Pepper, Gtd. Notes	3.20	5/1/2030	280,000		283,096
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	17,000		17,457
				994,704
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000		233,968
Chemicals - .1%
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		229,431
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		160,403
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		71,119
				460,953
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	394,169
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000		166,913
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000	[b]	126,868
				687,950
Commercial Mortgage Pass-Through Certificates - 1.4%
Benchmark Mortgage Trust, Ser. 2020-B22, Cl. A5	1.97	1/15/2054	560,000		521,087
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.26	12/15/2037	225,000	[a,c]	223,654
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		103,807
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		482,419
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		140,486
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	255,287
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		472,016
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		366,456
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		242,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Commercial Mortgage Pass-Through Certificates - 1.4% (continued)
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	0.89	6/15/2034	335,000	[a,c]	330,987
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.03	7/10/2046	220,000		225,082
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		218,754
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		303,725
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	235,773	[a]	235,506
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		201,746
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		130,801
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	203,702		207,536
				4,661,806
Consumer Discretionary - .1%
Marriott International, Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000		443,627
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		113,199
Diversified Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		213,295
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	180,000		171,020
Air Lease, Sr. Unscd. Notes	1.88	8/15/2026	215,000		203,933
Air Lease, Sr. Unscd. Notes	2.88	1/15/2026	135,000		134,553
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		131,940
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		185,290
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	159,566
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		103,693
				1,303,290
Energy - 1.0%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	256,041
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000		290,659
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000		307,072
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000		192,411
EIG Pearl Holdings, Sr. Scd. Bonds	3.55	8/31/2036	385,000	[a]	376,055
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000	[b]	175,058
Energy Transfer, Sr. Unscd. Notes	4.90	2/1/2024	225,000		234,324

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Energy - 1.0% (continued)
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	[b]	182,129
Enterprise Products Operating, Gtd. Notes	3.30	2/15/2053	190,000		166,840
Equinor, Gtd. Notes	3.25	11/18/2049	130,000		124,522
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000		149,042
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000		259,480
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000		115,776
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000		231,724
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000		78,439
Totalenergies Capital International, Gtd. Notes	3.46	2/19/2029	260,000		271,269
				3,410,841
Environmental Control - .2%
Republic Services, Sr. Unscd. Notes	2.38	3/15/2033	525,000		487,941
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000		100,972
Waste Management, Gtd. Notes	2.00	6/1/2029	145,000	[b]	138,852
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000		102,999
				830,764
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	180,000		165,384
Foreign Governmental - .3%
Hungary, Sr. Unscd. Notes	2.13	9/22/2031	200,000	[a]	180,624
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		379,698
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		221,417
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000		285,659
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000		66,106
				1,133,504
Health Care - 1.5%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		210,263
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000		223,081
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		133,382
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000		238,670
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	160,000	[b]	144,367
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000		214,922
Bio-Rad Laboratories, Sr. Unscd. Notes	3.70	3/15/2032	430,000	[d]	432,889
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000		140,698
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000		84,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Health Care - 1.5% (continued)
Cigna, Gtd. Notes	3.05	11/30/2022	140,000		141,798
Cigna, Gtd. Notes	4.38	10/15/2028	295,000		320,103
Cigna, Sr. Unscd. Notes	2.40	3/15/2030	220,000		209,463
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	50,000		54,037
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000		409,301
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		175,873
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		78,261
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		124,865
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		58,698
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		117,697
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		63,301
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		40,978
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		46,176
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		57,986
Regeneron Pharmaceuticals, Sr. Unscd. Notes	1.75	9/15/2030	112,000		100,141
Royalty Pharma, Gtd. Notes	2.15	9/2/2031	325,000		291,130
Takeda Pharmaceutical, Sr. Unscd. Notes	2.05	3/31/2030	255,000		236,866
Takeda Pharmaceutical, Sr. Unscd. Notes	3.03	7/9/2040	355,000		321,078
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		152,043
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		184,070
Viatris, Gtd. Notes	2.70	6/22/2030	100,000		93,424
				5,099,874
Industrial - .2%
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000		512,612
Information Technology - .1%
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		203,243
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	110,000		97,888
				301,131
Insurance - .9%
American International Group, Sr. Unscd. Notes	3.90	4/1/2026	120,000		126,405
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000		221,488
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	256,151
Jackson Financial, Sr. Unscd. Notes	3.13	11/23/2031	195,000	[a]	187,274
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	212,933

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Insurance - .9% (continued)
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	205,485
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	560,898
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	255,164
New York Life Insurance, Sub. Notes	3.75	5/15/2050	205,000	[a]	211,105
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	362,314
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	262,023
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	155,992
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		139,848
				3,157,080
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		195,406
Media - .4%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		196,213
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		328,578
Comcast, Gtd. Notes	2.89	11/1/2051	210,000	[a]	182,503
Comcast, Gtd. Notes	6.50	11/15/2035	43,000		57,088
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	275,486
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		56,958
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		333,761
				1,430,587
Metals & Mining - .3%
Anglo American Capital, Gtd. Notes	2.63	9/10/2030	400,000	[a]	374,774
Glencore Funding, Gtd. Notes	2.63	9/23/2031	415,000	[a]	381,607
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	265,000	[b]	330,456
				1,086,837
Municipal Securities - .6%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		45,454
California, GO, Ser. A	2.38	10/1/2026	230,000		233,533
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		40,101
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		157,054
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		25,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 32.1% (continued)
Municipal Securities - .6% (continued)
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000	163,421
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	116,896
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000	256,564
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000	276,626
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000	13,327
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000	253,689
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	173,070
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	64,134
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	63,777
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	48,893
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	136,407
				2,068,633
Real Estate - 1.1%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000	237,367
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000	182,649
American Homes 4 Rent, Sr. Unscd. Notes	2.38	7/15/2031	90,000	82,821
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000	222,908
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	740,000	667,423
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000	35,444
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000	89,522
Equinix, Sr. Unscd. Notes	2.50	5/15/2031	310,000	286,932
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000	233,106
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000	39,383
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000	115,125

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Real Estate - 1.1% (continued)
Realty Income, Sr. Unscd. Notes	2.85	12/15/2032	225,000		219,111
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a]	212,617
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000		237,613
Spirit Realty, Gtd. Notes	2.10	3/15/2028	340,000		320,562
WP Carey, Sr. Unscd. Notes	2.25	4/1/2033	295,000		264,529
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	175,000		164,243
				3,611,355
Retailing - .4%
7-Eleven, Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	234,316
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000		204,343
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000		117,565
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000		104,866
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000	[b]	84,005
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	370,000		355,650
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000		265,437
				1,366,182
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a]	219,603
NXP, Gtd. Notes	2.65	2/15/2032	410,000	[a]	386,219
				605,822
Supranational Bank - .2%
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000		314,167
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	[b]	303,890
				618,057
Technology Hardware & Equipment - .2%
Apple, Sr. Unscd. Notes	1.65	5/11/2030	140,000		130,669
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000		424,176
Dell International, Sr. Unscd. Notes	6.02	6/15/2026	130,000		145,162
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	105,000		112,703
				812,710
Telecommunication Services - .7%
AT&T, Sr. Unscd. Notes	2.55	12/1/2033	438,000		406,607
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000		99,824
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000		252,642
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	162,500	[a]	167,434
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		163,396
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	155,000		145,373
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000		279,493

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Telecommunication Services - .7% (continued)
Verizon Communications, Sr. Unscd. Notes	2.36	3/15/2032	51,000	[a]	47,664
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000		148,820
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000		531,910
				2,243,163
Transportation - .4%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	130,000		124,867
Canadian Pacific Railway, Gtd. Notes	3.00	12/2/2041	125,000		116,160
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		385,939
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		212,102
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		216,993
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		148,802
				1,204,863
U.S. Government Agencies Collateralized Mortgage Obligations - .2%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[e]	271,553
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[e]	254,993
				526,546
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[e]	605,710
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[e]	585,328
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[e]	803,384
				1,994,422
U.S. Government Agencies Mortgage-Backed - 8.4%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,696,580	[e]	2,592,920
2.50%, 11/1/2027-9/1/2050			1,601,261	[e]	1,587,856
3.00%, 6/1/2031-12/1/2046			622,151	[e]	638,832
3.50%, 12/1/2041-9/1/2049			1,102,785	[e]	1,148,984

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
U.S. Government Agencies Mortgage-Backed - 8.4% (continued)
5.50%, 1/1/2036			31,884	[e]	35,746
Federal National Mortgage Association:
1.50%, 3/1/2051			542,816	[e]	504,397
2.00%, 8/1/2036-12/1/2051			6,685,459	[e]	6,455,436
2.50%, 9/1/2028-1/1/2052			4,783,536	[e]	4,744,809
3.00%, 6/1/2028-12/1/2050			4,274,049	[e]	4,361,456
3.50%, 8/1/2034-10/1/2050			2,596,563	[e]	2,697,424
4.00%, 7/1/2042-5/1/2050			902,346	[e]	960,767
4.50%, 2/1/2039-9/1/2049			1,028,569	[e]	1,108,061
5.00%, 4/1/2035-12/1/2048			351,737	[e]	386,228
5.50%, 9/1/2034-5/1/2039			28,571	[e]	31,437
8.00%, 3/1/2030			85	[e]	85
Government National Mortgage Association I:
5.50%, 4/15/2033			9,367		10,627
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			438,306		450,499
4.00%, 10/20/2047-1/20/2048			269,238		283,517
4.50%, 7/20/2048			92,028		97,329
				28,096,410
U.S. Government Agencies Obligations - .2%
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[e]	581,581
U.S. Treasury Securities - 5.6%
U.S. Treasury Bonds	1.75	8/15/2041	4,750,000		4,356,641
U.S. Treasury Bonds	2.38	5/15/2051	2,210,000		2,305,047
U.S. Treasury Notes	0.38	7/15/2024	1,685,000	[b]	1,639,123
U.S. Treasury Notes	0.88	9/30/2026	10,735,000		10,321,535
				18,622,346
Utilities - 1.2%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		136,852
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		98,863
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		174,815
Constellation Energy Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000		513,629
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		172,192
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		280,958
Duke Energy Indiana, First Mortgage Bonds	2.75	4/1/2050	125,000		106,422
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		256,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.1% (continued)
Utilities - 1.2% (continued)
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		230,174
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		112,772
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		136,432
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		276,124
NRG Energy, Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	418,697
Ohio Power, Sr. Unscd. Notes, Cl. R	2.90	10/1/2051	355,000		303,726
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		103,075
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		34,464
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000		37,907
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		249,700
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000		253,961
				3,897,067
Total Bonds and Notes (cost $108,974,318)			107,442,670
Description			Shares		Value ($)
Common Stocks - 63.1%
Advertising - .1%
WPP			20,874		296,126
Aerospace & Defense - 1.6%
Bae Systems			25,232	[f]	243,575
Howmet Aerospace			66,076		2,373,450
L3Harris Technologies			3,176		801,337
Northrop Grumman			3,209		1,418,827
The Boeing Company			2,479	[f]	509,038
				5,346,227
Agriculture - .3%
Imperial Brands			4,026	[f]	88,520
Philip Morris International			7,380		745,897
Swedish Match			12,982		95,034
				929,451
Automobiles & Components - .9%
Cie Generale des Etablissements Michelin			2,677		372,197
Daimler Truck Holding			2,279	[f]	69,454
General Motors			21,311	[f]	995,650
Mercedes-Benz Group			1,052		82,769
Tesla			1,612	[f]	1,403,133
				2,923,203

Description	Shares		Value ($)
Common Stocks - 63.1% (continued)
Banks - 1.6%
BNP Paribas	7,821		460,476
Comerica	15,475		1,477,708
ING Groep	12,887		151,691
Macquarie Group	1,274	[f]	167,277
Mizuho Financial Group	6,300		83,569
Sumitomo Mitsui Financial Group	13,900		498,255
United Overseas Bank	4,500		99,281
Wells Fargo & Co.	42,959		2,292,722
		5,230,979
Beverage Products - .6%
CVS Health	15,864		1,644,304
Diageo	6,406	[f]	320,113
		1,964,417
Building Materials - .0%
HeidelbergCement	1,209	[f]	78,814
Chemicals - .7%
CF Industries Holdings	19,017		1,543,990
Evonik Industries	11,173	[f]	336,871
Martin Marietta Materials	1,272		482,597
Yara International	3,267		166,022
		2,529,480
Commercial & Professional Services - 1.8%
APi Group	22,374	[f]	482,607
Ashtead Group	4,185	[f]	273,747
Block	28,182	[f]	3,593,205
Brambles	27,375		196,836
Cintas	3,229		1,211,908
Recruit Holdings	6,000		251,503
		6,009,806
Consumer Discretionary - 1.4%
Aristocrat Leisure	3,371		91,250
Bunzl	2,364		94,156
Dolby Laboratories, Cl. A	12,060		905,706
Ferguson	1,367	[f]	209,332
International Game Technology	16,684	[b]	510,864
ITOCHU	10,800		351,624
Las Vegas Sands	17,655	[f]	756,693
Nintendo	300		151,403
Peloton Interactive, Cl. A	47,288	[f]	1,374,189
Sony Group	2,400		246,545
		4,691,762
Consumer Durables & Apparel - .2%
LVMH	930		688,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.1% (continued)
Consumer Staples - .0%
Unilever	1,638		82,325
Diversified Financials - 4.6%
Ameriprise Financial	13,997		4,196,161
ASX	8,611		514,906
Berkshire Hathaway	11,534	[f]	3,707,604
CME Group	4,865		1,150,718
Melrose Industries	48,355	[f]	96,167
Morgan Stanley	22,455		2,037,567
Singapore Exchange	10,700		73,717
State Street	5,791		494,146
The Charles Schwab	8,203		692,825
The Goldman Sachs Group	1,431		488,386
Visa, Cl. A	2,621	[b]	566,450
Voya Financial	22,146	[b]	1,491,533
		15,510,180
Electronic Components - 1.0%
AMETEK	11,837		1,536,324
Casio Computer	7,300		85,404
Hubbell	4,609		821,554
Quanta Services	8,274	[f]	901,370
		3,344,652
Energy - 3.8%
BP	19,153	[f]	93,410
ConocoPhillips	14,210		1,347,961
Devon Energy	20,096		1,196,717
Eni	17,474		271,007
EQT	111,531		2,580,827
Exxon Mobil	26,757		2,098,284
Halliburton	15,869		532,088
Hess	13,171		1,331,061
Marathon Petroleum	25,937		2,019,714
NextEra Energy Partners	12,760		995,408
OMV	3,258	[f]	154,816
Shell	3,539		93,622
		12,714,915
Food & Staples Retailing - .5%
Sysco	17,559		1,529,389
Food Products - .2%
Koninklijke Ahold Delhaize	16,486	[f]	507,966
Seven & i Holdings	1,700		82,675
Tate & Lyle	9,755	[f]	98,566
		689,207
Forest Products & Paper - .1%
West Fraser Timber	5,192		517,798

Description	Shares		Value ($)
Common Stocks - 63.1% (continued)
Health Care - 11.1%
AbbVie	15,159		2,240,045
Alcon	9,341	[b,f]	719,164
Alnylam Pharmaceuticals	2,484	[f]	392,099
Becton Dickinson & Co.	3,588		973,353
Biogen	1,114	[f]	235,065
Bio-Techne	522		218,932
Boston Scientific	17,571	[f]	776,111
Centene	16,762	[f]	1,384,876
Danaher	11,856		3,253,405
Dentsply Sirona	18,459		999,370
DexCom	4,584	[f]	1,897,363
Edwards Lifesciences	13,721	[f]	1,541,829
Elanco Animal Health	16,718	[f]	474,958
Eli Lilly & Co.	13,710		3,426,814
GlaxoSmithKline	23,956	[f]	496,645
HCA Healthcare	2,845		712,132
Horizon Therapeutics	18,033	[f]	1,644,069
ICON	342	[f]	81,399
Intuitive Surgical	5,577	[f]	1,619,170
Laboratory Corp. of America Holdings	4,170	[f]	1,131,154
McKesson	6,072		1,669,557
Medtronic	17,155		1,801,103
Merck & Co.	12,193		933,740
Novartis	979		85,763
Organon & Co.	30,732		1,147,226
Repligen	1,280	[f]	251,776
Roche Holding	1,919		732,049
Sanofi	2,759		289,152
Seagen	6,000	[f]	773,220
Shionogi & Co.	3,800		252,562
Sonova Holding	231	[f]	89,921
Teladoc Health	18,867	[b,f]	1,432,194
The Cooper Companies	1,218		498,186
United Therapeutics	3,095	[f]	514,389
UnitedHealth Group	5,014		2,386,012
		37,074,803
Industrial - 2.0%
ACS Actividades de Construccion y Servicios	3,356		82,107
Eaton	7,481		1,154,243
FUJIFILM Holdings	3,000		189,501
Ingersoll Rand	52,854		2,670,184
Mitsubishi Electric	6,700		80,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.1% (continued)
Industrial - 2.0% (continued)
Rockwell Automation	3,508		935,163
Trane Technologies	10,989		1,691,537
		6,803,247
Information Technology - 6.2%
Ansys	3,933	[f]	1,275,039
Bill.Com Holdings	3,207	[f]	762,881
CACI International, Cl. A	3,643	[f]	1,019,275
Datadog, Cl. A	8,011	[f]	1,290,652
HubSpot	2,814	[f]	1,477,350
Microsoft	30,461		9,101,442
salesforce.com	8,843	[f]	1,861,717
Snowflake, Cl. A	3,483	[f]	925,294
Twilio, Cl. A	13,732	[f]	2,400,354
Zoom Video Communications, CI. A	3,820	[f]	506,532
		20,620,536
Insurance - 2.9%
Allianz	1,508		343,749
Aon, Cl. A	4,315		1,260,584
Assurant	14,767		2,506,108
Chubb	8,575		1,746,213
Equitable Holdings	21,181	[f]	691,771
MetLife	25,804		1,743,060
The Hartford Financial Services Group	9,738		676,596
Willis Towers Watson	3,403		756,487
		9,724,568
Internet Software & Services - 5.0%
Alphabet, Cl. A	674	[f]	1,820,568
Alphabet, Cl. C	2,901	[f]	7,826,376
Booking Holdings	1,282	[f]	2,784,824
Farfetch, Cl. A	20,553	[f]	391,535
Match Group	6,289	[f]	701,161
Pinterest, Cl. A	21,798	[f]	583,096
Roku	3,675	[f]	512,773
Snap, Cl. A	23,064	[f]	921,176
Trend Micro	4,900		272,779
Uber Technologies	27,038	[f]	974,179
		16,788,467
Media - .2%
The Walt Disney Company	3,705	[f]	550,044
Metals & Mining - 1.3%
Alcoa	32,943	[f]	2,481,926
Fortescue Metals Group	5,744		75,719
Freeport-McMoRan	32,130		1,508,503

Description	Shares		Value ($)
Common Stocks - 63.1% (continued)
Metals & Mining - 1.3% (continued)
Rio Tinto	2,673	[f]	207,655
		4,273,803
Real Estate - .3%
Klepierre	11,315	[f]	325,547
Sun Hung Kai Properties	6,500		75,608
Weyerhaeuser	18,188	[g]	707,149
		1,108,304
Retailing - 3.0%
Amazon.com	2,807	[f]	8,621,027
Expedia Group	4,580	[f]	898,184
Lululemon Athletica	1,542	[f]	493,347
		10,012,558
Semiconductors & Semiconductor Equipment - 2.8%
Advantest	1,600		126,230
Applied Materials	18,573		2,492,497
ASML Holding	789		529,827
Marvell Technology	18,521		1,265,540
NVIDIA	18,268		4,454,652
Renesas Electronics	14,200	[f]	165,511
STMicroelectronics	2,744		116,730
Tokyo Electron	200		97,021
		9,248,008
Technology Hardware & Equipment - 5.3%
Apple	45,438		7,502,723
Ciena	15,779	[f]	1,079,599
Corning	18,579		750,592
CrowdStrike Holdings, CI. A	4,509	[f]	880,202
F5	4,850	[f]	974,122
Fujitsu	500		72,044
Hewlett Packard Enterprise	57,942		922,437
Logitech International	5,138	[f]	386,008
Qualcomm	20,778		3,573,608
Teleperformance	248		92,291
Zebra Technologies, Cl. A	4,016	[f]	1,659,973
		17,893,599
Telecommunication Services - 1.1%
Cisco Systems	39,786		2,218,865
Nippon Telegraph & Telephone	12,000		343,722
Nokia, ADR	123,572		661,110
Telstra	153,659		441,946
Vodafone Group	51,281	[f]	90,422
		3,756,065
Transportation - .6%
AP Moller - Maersk, Cl. B	52		164,788

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 63.1% (continued)
Transportation - .6% (continued)
Deutsche Post		6,865	[f]	347,614
Kuehne + Nagel International		1,058	[f]	290,024
Norfolk Southern		4,398		1,128,175
West Japan Railway		1,700		73,226
			2,003,827
Utilities - 1.9%
AGL Energy		42,576		232,541
Centrica		64,241	[f]	66,599
Clearway Energy, Cl. C		24,827		829,222
Constellation Energy		24,277		1,116,256
Enel		33,448		247,486
Exelon		50,248		2,138,555
The AES		54,375		1,154,381
Vistra Energy		33,394		762,051
			6,547,091
Total Common Stocks (cost $163,608,529)		211,481,770

Preferred Stocks - .0%
Automobiles & Components - .0%
Volkswagen (cost $90,225)	3.11	451	[f]	90,032

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
iShares Core U.S. Aggregate Bond ETF		30,451		3,360,572
iShares MSCI EAFE ETF		4,448		325,683
SPDR S&P 500 ETF Trust		7,630	[b]	3,331,487
Total Exchange-Traded Funds (cost $7,008,898)		7,017,742
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,043,724)	0.10	7,043,724	[h]	7,043,724

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,582,412)	0.10	3,582,412	[h]	3,582,412

Total Investments (cost $290,308,106)	100.5%	336,658,350
Liabilities, Less Cash and Receivables	(0.5%)	(1,647,581)
Net Assets	100.0%	335,010,769

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $11,910,288 or 3.56% of net assets.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $7,962,647 and the value of the collateral was $13,196,103, consisting of cash collateral of $3,582,412 and U.S. Government & Agency securities valued at $9,613,691. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Balanced Opportunity Fund

February 28, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	44	6/30/2022	9,440,268	9,469,969	29,701
U.S. Treasury Ultra Long Bond	26	6/21/2022	4,785,411	4,834,375	48,964
Futures Short
U.S. Treasury 5 Year Notes	18	6/30/2022	2,115,561	2,129,063	(13,502)
Ultra 10 Year U.S. Treasury Notes	31	6/21/2022	4,336,619	4,381,172	(44,553)
Gross Unrealized Appreciation				78,665
Gross Unrealized Depreciation				(58,055)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	4,495,903	-	4,495,903
Commercial Mortgage-Backed	-	4,661,806	-	4,661,806
Corporate Bonds	-	45,261,519	-	45,261,519
Equity Securities - Common Stocks	211,481,770	-	-	211,481,770
Equity Securities - Preferred Stocks	90,032	-	-	90,032
Exchange-Traded Funds	7,017,742	-	-	7,017,742
Foreign Governmental	-	1,133,504	-	1,133,504
Investment Companies	10,626,136	-	-	10,626,136
Municipal Securities	-	2,068,633	-	2,068,633
U.S. Government Agencies Collateralized Mortgage Obligations	-	526,546	-	526,546
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,994,422	-	1,994,422
U.S. Government Agencies Mortgage-Backed	-	28,096,410	-	28,096,410
U.S. Government Agencies Obligations	-	581,581	-	581,581
U.S. Treasury Securities	-	18,622,346	-	18,622,346
Other Financial Instruments:
Futures††	78,665	-	-	78,665
Liabilities ($)
Other Financial Instruments:
Futures††	(58,055)	-	-	(58,055)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 28, 2022, accumulated net unrealized appreciation on investments was $46,350,244, consisting of $56,194,746 gross unrealized appreciation and $9,844,502 gross unrealized depreciation

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.